CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	769,444,113	750,816,633
Ordinary shares, shares outstanding	769,444,113	750,816,633
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Number of shares into which each Class B ordinary share is convertible	1	1